UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Flood Gamble Associates Inc.
Address:     610 Fifth Ave
             Ste 511
             New York NY 10020

Form 13F File Number: 28-6732

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Kristin Gamble
Title:       President
Phone:       212-333-2020

Signature, Place, and Date of Signing:

Kristin Gamble                          New York NY                   11/02/10
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               42

Form 13F Information Table Value Total:         $141,756

List of Other Included Managers:
NONE
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                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
ACTUANT CORP.                    COMMON   00508X203     3310        147306 SH       SOLE     2                                147306
AMER SUPERCONDUCTOR              COMMON   030111108     4528        134561 SH       SOLE     2                                134561
AMGEN INC                        COMMON   031162100     4735         82801 SH       SOLE     2                                 82801
AUTOZONE, INC.                   COMMON   053332102     5071         21338 SH       SOLE     2                                 21338
BED BATH & BEYOND                COMMON   075896100     4260         97030 SH       SOLE     2                                 97030
BRISTOL MYERS SQUIBB             COMMON   110122108      337         12543 SH       SOLE     2                                 12543
CORPORATE EXECUTIVE BD           COMMON   21988R102     2537         81222 SH       SOLE     2                                 81222
COSTAR GROUP INC                 COMMON   22160N109     4866         97985 SH       SOLE     2                                 97985
DEER CONSUMER PRODUCTS           COMMON   24379J200     1778        155300 SH       SOLE     2                                155300
ECOLAB INC.                      COMMON   278865100     5195        105330 SH       SOLE     2                                105330
ENTERPRISE PRODS PARTNERSHIP     COMMON   293792107      248          5779 SH       SOLE     2                                  5779
EQT CORP                         COMMON   294549100      499         13340 SH       SOLE     2                                 13340
EXPEDITORS INTL WASH             COMMON   302130109     6045        122460 SH       SOLE     2                                122460
EXXON MOBIL CORP                 COMMON   30231G102      318          4777 SH       SOLE     2                                  4777
FASTENAL CO.                     COMMON   311900104     7020        136364 SH       SOLE     2                                136364
FEDERAL RLTY INVT TR             COMMON   313747206     2140         26100 SH       SOLE     2                                 26100
GENERAL  ELECTRIC                COMMON   369604103     4085        255015 SH       SOLE     2                                255015
GILEAD SCIENCES, INC             COMMON   375558103     1910         48157 SH       SOLE     2                                 48157
HARBIN ELECTRIC INC              COMMON   41145W109     1445         67000 SH       SOLE     2                                 67000
HEARTLAND PAYMENT SYSTEMS        COMMON   42235N108     3463        242480 SH       SOLE     2                                242480
HOME DEPOT                       COMMON   437076102     3402        110092 SH       SOLE     2                                110092
IHS INC CL A                     COMMON   451734107     6014         83245 SH       SOLE     2                                 83245
IBM CORP                         COMMON   459200101     1631         11356 SH       SOLE     2                                 11356
ISHARES EMERGING MRKTS           COMMON   464287234     5859        127035 SH       SOLE     2                                127035
ISHARES GLOBAL TECH              COMMON   464287291     4124         70380 SH       SOLE     2                                 70380
KULICKE & SOFFA                  COMMON   50124210       510         81953 SH       SOLE     2                                 81953
LIBERTY GLOBAL CL A              COMMON   530555101     4284        113445 SH       SOLE     2                                113445
LIBERTY GLOBAL SER C             COMMON   530555309     2506         69232 SH       SOLE     2                                 69232
MSCI INC                         COMMON   55354G100     5322        148440 SH       SOLE     2                                148440
MEDTRONIC INC                    COMMON   585055106     4046        114849 SH       SOLE     2                                114849
MOLEX                            COMMON   608554101      250         12308 SH       SOLE     2                                 12308
MOLEX CL A                       COMMON   608554200     4972        291266 SH       SOLE     2                                291266
NALCO HOLDING CO                 COMMON   62985Q101     4764        169060 SH       SOLE     2                                169060
PAYCHEX                          COMMON   704326107     4572        164832 SH       SOLE     2                                164832
POLYPORE INTL INC                COMMON   73179V103     7466        224410 SH       SOLE     2                                224410
PRAXAIR INC                      COMMON   74005P104     4745         51945 SH       SOLE     2                                 51945
RITCHIE BROS AUCTIONS            COMMON   767744105     4544        214557 SH       SOLE     2                                214557
SCHLUMBERGER LTD                 COMMON   806857108      240          3428 SH       SOLE     2                                  3428
SCIENTIFIC LEARNING              COMMON   808760102      266         78750 SH       SOLE     2                                 78750
SMARTHEAT INC                    COMMON   83172F104     1224        188900 SH       SOLE     2                                188900
VERIZON COMMUNICATIONS           COMMON   92343V104      207          6386 SH       SOLE     2                                  6386
XINHAU 25                        COMMON   FXI           7018        156060 SH       SOLE     2                                156060